Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity File Number	001-31909
Entity Registrant Name	ASPEN INSURANCE HOLDINGS LIMITED
Entity Address, Address Line One	141 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 19
Entity Address, Country	BM
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001267395